Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information
Entity Registrant Name	ALLSTATE CORP
Entity Central Index Key	0000899051
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY